Derivative financial instruments and hedging activities - Summary of Fair Value of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	$ 115,249	$ 102,967
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(36,632)	(70,411)
Derivative financial assets	113,488	101,560
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(36,632)	(70,411)
Derivative financial liabilities	109,927	98,543
Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	110,936	100,725
Negative gross fair value	108,919	97,217
Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	4,313	2,242
Negative gross fair value	1,780	2,031
Gross fair values before netting [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	115,249	102,967
Negative gross fair value	110,699	99,248
Net fair values after netting [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Derivative financial assets	113,488	101,560
Derivative financial liabilities	109,927	98,543
Interest rate contracts forward rate agreements [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	33	30
Negative gross fair value	33	31
Interest rate contracts swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	44,732	39,669
Negative gross fair value	37,453	32,570
Interest rate contracts swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,959	848
Negative gross fair value	1,410	742
Interest rate contracts options purchased [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	7,498	5,898
Interest rate contracts options written [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	8,916	6,756
Interest rate contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	52,263	45,597
Negative gross fair value	46,402	39,357
Interest rate contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,959	848
Negative gross fair value	1,410	742
Foreign exchange contracts forward contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	10,765	11,263
Negative gross fair value	10,190	11,755
Foreign exchange contracts forward contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	76	116
Negative gross fair value	85	118
Foreign exchange contracts cross currency swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	5,117	5,022
Negative gross fair value	5,080	4,412
Foreign exchange contracts cross currency swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	89	193
Negative gross fair value	22	527
Foreign exchange contracts cross currency interest rate swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	19,880	22,076
Negative gross fair value	21,826	21,999
Foreign exchange contracts cross currency interest rate swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	2,084	904
Negative gross fair value	132	501
Foreign exchange contracts options purchased [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,292	1,242
Foreign exchange contracts options written [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	910	898
Foreign exchange contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	37,054	39,603
Negative gross fair value	38,006	39,064
Foreign exchange contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	2,249	1,213
Negative gross fair value	239	1,146
Credit derivatives [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	463	169
Negative gross fair value	526	279
Credit derivatives [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	5	3
Other contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	21,156	15,356
Negative gross fair value	23,985	18,517
Other contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	105	181
Negative gross fair value	126	140
Valuation adjustments determined on a pooled basis [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Derivative asset valuation adjustment pooled basis	(1,104)	(697)
Derivative liability valuation adjustments determined on a pooled basis	(115)	5
Impact Of Netting Agreements [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(657)	(710)
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	$ (657)	$ (710)